Available-for-Sale Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Available-for-Sale Securities
17.	Available-for-Sale Securities

Securities held by Talen Energy’s NDT funds and auction rate securities are classified as available-for-sale. Available-for-sale securities are carried on the Balance Sheets at fair value. Unrealized gains and losses on these securities are reported, net of tax, in OCI or are recognized currently in earnings when a decline in fair value is determined to be other-than-temporary. The specific identification method is used to calculate realized gains and losses.

The following table shows the amortized cost, the gross unrealized gains and losses recorded in AOCI and the fair value of Talen Energy’s available-for-sale securities.

	June 30, 2015				December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
NDT funds:
Cash and cash equivalents	$15	$—	$—	$15	$19	$—	$—	$19
Equity securities	292	420	—	712	283	417	—	700
Debt securities	225	7	1	231	218	11	—	229
Receivables/payables, net	—	—	—	—	2	—	—	2

Total NDT funds	$532	$427	$1	$958	$522	$428	$—	$950

Auction rate securities	$7	$—	$—	$7	$8	$—	$—	$8

See Note 13 for details on the securities held by the NDT funds.

There were no securities with credit losses at June 30, 2015 and December 31, 2014.

The following table shows the scheduled maturity dates of debt securities held at June 30, 2015.

	Maturity Less Than 1 Year	Maturity 1-5 Years	Maturity 6-10 Years	Maturity in Excess of 10 Years	Total
Amortized cost	$10	$82	$75	$65	$232
Fair value	10	84	76	68	238

The following table shows proceeds from and realized gains and losses on sales of available-for-sale securities for the period ended June 30.

	Six Months
	2015	2014
Proceeds from sales of NDT securities (a)	$100	$65
Other proceeds from sales	—	3
Gross realized gains (b)	13	8
Gross realized losses (b)	9	4

(a)	These proceeds are used to pay income taxes and fees related to managing the trust. Remaining proceeds are reinvested in the trust.
(b)	Excludes the impact of other-than-temporary impairment charges recognized on the Statements of Income.

PPL Energy Supply LLC [Member]
Available-for-Sale Securities
16.	Available-for-Sale Securities

Securities held by the NDT funds and auction rate securities are classified as available-for-sale.

The following table shows the amortized cost, the gross unrealized gains and losses recorded in AOCI and the fair value of available-for-sale securities.

	December 31, 2014				December 31, 2013
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
NDT funds:
Cash and cash equivalents	$19			$19	$14			$14
Equity securities	283	$417		700	265	$363		628
Debt securities	218	11		229	217	7	$3	221
Receivables/payables, net	2			2	1			1

Total NDT funds	$522	$428		$950	$497	$370	$3	$864

Auction rate securities:	$8			8	$17		$1	$16

See Note 12 for details on the securities held by the NDT funds.

There were no securities with credit losses at December 31, 2014 and 2013.

The following table shows the scheduled maturity dates of debt securities held at December 31, 2014.

	Maturity Less Than 1 Year	Maturity 1-5 Years	Maturity 6-10 Years	Maturity in Excess 10 Year	Total
Amortized cost	$10	$87	$64	$65	$226
Fair value	10	89	67	71	237

The following table shows proceeds from and realized gains and losses on sales of available-for-sale securities.

	2014	2013	2012
Proceeds from sales of NDT securities (a)	$154	$144	$139
Other proceeds from sales	9		3
Gross realized gains (b)	23	17	29
Gross realized losses (b)	10	7	21

(a)	These proceeds are used to pay income taxes and fees related to managing the trust. Remaining proceeds are reinvested in the trust.
(b)	Excludes the impact of other-than-temporary impairment charges recognized on the Statements of Income.

NDT Funds

Amounts previously collected from PPL Electric’s customers for decommissioning the Susquehanna nuclear plant, less applicable taxes, were deposited in external trust funds for investment and can only be used for future decommissioning costs. To the extent that the actual costs for decommissioning exceed the amounts in the nuclear decommissioning trust funds, PPL Susquehanna would be obligated to fund 90% of the shortfall.